Mining royalties (Tables)	12 Months Ended
Dec. 31, 2023
Mining royalties
Schedule of detailed information about mining royalties

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Sindicato Minero de Orcopampa S.A., note 31(b)	12,832	11,053	6,970
Royalties paid to the Peruvian State	6,007	6,680	6,004
	18,839	17,733	12,974